Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Inventories [Abstract]
Schedule of Inventories

	JPY (millions) As of March 31
	2022	2023
Finished products and merchandise	¥224,102	¥269,042
Work-in-process	404,087	436,508
Raw materials and supplies	224,977	280,908
Total	¥853,167	¥986,457